SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Balances (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the Group's contract liabilities (advances from customers and deferred revenue)
Contract liabilities, beginning balance	¥ 74,227,696	¥ 73,901,130
Cash received in advance, excluding VAT	3,240,822,892	2,118,016,702
Revenue recognized from opening balance of contract liabilities	(61,059,585)	(62,471,630)
Revenue recognized from contract liabilities arising during the year	(3,150,964,181)	(2,055,218,506)
Contract liabilities, ending balance	¥ 103,026,822	¥ 74,227,696